Profit or loss per share (Tables)	12 Months Ended
Dec. 31, 2024
Profit or loss per share
Schedule of profit or loss per share

	2024	2023	2022
Net loss from continuing operations	(4,909,342)	(2,500,153)	(10,803,956)
Net profit / (loss) from discontinued operations	11,965,129	(8,056,074)	(10,000,257)
Net profit / (loss) attributable to equity holders of the company	7,055,787	(10,556,227)	(20,804,213)

Basic and diluted profit / (loss) per share	0.07	(0.14)	(0.46)
From continuing operations	(0.05)	(0.03)	(0.24)
From discontinued operations	0.12	(0.11)	(0.22)

	2024	2023	2022
Weighted average number of outstanding shares (1)	98,112,826	74,307,635	45,184,865
Weighted average number of outstanding shares including share options and warrants (2)	167,655,827	148,130,555	82,235,990
(1)	For the calculation of basic profit and loss per share and diluted loss per share
(2)	For the calculation of the diluted profit per share